1
Portfolio of Investments September 30, 2025
International Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.9%
346051359 COMMON STOCKS - 97.9%
AUSTRALIA - 1.0%
128,686 BHP Group Ltd $ 3,594,869
TOTAL AUSTRALIA 3,594,869
CANADA - 4.9%
72,380 Agnico Eagle Mines Ltd 12,200,373
88,629 Nutrien Ltd 5,204,892
TOTAL CANADA 17,405,265
CHINA - 1.7%
271,500 Alibaba Group Holding Ltd 6,071,853
TOTAL CHINA 6,071,853
FINLAND - 0.6%
124,247 Nordea Bank Abp 2,045,576
TOTAL FINLAND 2,045,576
FRANCE - 14.7%
92,237 Accor SA 4,382,217
306,115 Alstom SA 8,009,939
38,279 (a) Capgemini SE 5,584,042
58,074 Publicis Groupe SA 5,588,655
149,658 Societe Generale SA 9,963,677
177,648 Technip Energies NV 8,383,863
31,789 Thales SA 10,048,962
TOTAL FRANCE 51,961,355
GERMANY - 11.6%
16,045 Allianz SE 6,750,563
81,022 (a) BASF SE 4,048,203
149,524 Deutsche Post AG 6,681,832
91,003 Fresenius Medical Care AG 4,808,378
76,676 Infineon Technologies AG 3,008,012
14,826 SAP SE 3,969,919
44,097 Siemens AG 11,905,219
TOTAL GERMANY 41,172,126
HONG KONG - 4.6%
3,199,000 Hang Lung Properties Ltd 3,583,355
565,684 Prudential PLC 7,919,408
384,500 (a) Techtronic Industries Co Ltd 4,915,150
TOTAL HONG KONG 16,417,913
JAPAN - 16.3%
158,600 FUJIFILM Holdings Corp 3,944,110
310,700 Japan Airlines Co Ltd 6,256,061
149,285 Komatsu Ltd 5,200,671
157,862 Mabuchi Motor Co Ltd 2,761,449
321,300 Mitsubishi Electric Corp 8,252,184
271,200 Seven & i Holdings Co Ltd 3,639,073
16,900 (a) SMC Corp 5,223,656
216,500 Sompo Holdings Inc 6,693,213
368,600 Sumitomo Mitsui Trust Group Inc 10,698,252
144,200 (a) Toyota Motor Corp 2,769,572
11,449 Toyota Motor Corp, Sponsored ADR 2,187,789
TOTAL JAPAN 57,626,030
NETHERLANDS - 8.8%
63,897 Heineken NV 5,003,714
621,998 ING Groep NV 16,306,150
74,673 NN Group NV 5,265,757
32,797 Wolters Kluwer NV 4,476,787
TOTAL NETHERLANDS 31,052,408
SINGAPORE - 1.4%
378,032 Oversea-Chinese Banking Corp Ltd 4,819,761
TOTAL SINGAPORE 4,819,761

Portfolio of Investments September 30, 2025
(continued)
International Value
2
SHARES DESCRIPTION VALUE
SOUTH AFRICA - 1.4%
132,944 (a) Anglo American PLC $ 5,012,959
TOTAL SOUTH AFRICA 5,012,959
SOUTH KOREA - 1.2%
35,113 Hyundai Motor Co 4,082,682
TOTAL SOUTH KOREA 4,082,682
SWITZERLAND - 5.8%
3,433 (b) Barry Callebaut AG 4,727,969
50,423 DSM-Firmenich AG 4,302,005
279,475 UBS Group AG 11,458,475
TOTAL SWITZERLAND 20,488,449
TAIWAN - 1.6%
127,000 Taiwan Semiconductor Manufacturing Co Ltd 5,516,602
TOTAL TAIWAN 5,516,602
UNITED KINGDOM - 11.8%
1,902,094 Barclays PLC 9,786,881
189,458 Diageo PLC 4,533,287
927,569 Melrose Industries PLC 7,636,554
479,649 National Grid PLC 6,891,913
2,729,297 Taylor Wimpey PLC 3,791,614
1,489,067 Tesco PLC 8,924,996
TOTAL UNITED KINGDOM 41,565,245
UNITED STATES - 10.5%
91,288 Axis Capital Holdings Ltd 8,745,390
229,716 GSK PLC 4,932,453
18,549 Roche Holding AG 6,176,510
66,771 Sanofi SA 6,322,811
176,366 Shell PLC 6,285,859
66,479 Shell PLC, ADR 4,755,243
TOTAL UNITED STATES 37,218,266
TOTAL COMMON STOCKS
(Cost $286,579,417) 346,051,359
TOTAL LONG-TERM INVESTMENTS
(Cost $286,579,417) 346,051,359
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.3%
1,122,391 (c) State Street Navigator Securities Lending
Government Money Market Portfolio
4.180%(d) 1,122,391
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,122,391) 1,122,391
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
1,725,000 REPURCHASE AGREEMENTS - 0.5%
$ 1,725,000 (e) Fixed Income Clearing Corp 4.150 10/01/25 1,725,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,725,000) 1,725,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,725,000) 1,725,000
TOTAL INVESTMENTS (Cost $289,426,808) - 98.7% 348,898,750
OTHER ASSETS & LIABILITIES, NET -  1.3% 4,689,469
NET ASSETS - 100% $ 353,588,219
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,059,675.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(e) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $1,725,199 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $1,759,520.
International Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 44,552,162 $ 301,499,197 $ – $ 346,051,359
Investments Purchased with Collateral from Securities
Lending 1,122,391 – – 1,122,391
Short-Term Investments:
Repurchase Agreements – 1,725,000 – 1,725,000
Total $ 45,674,553 $ 303,224,197 $ – $ 348,898,750